Regulatory Requirements (Tables)	6 Months Ended
Sep. 30, 2024
Regulatory Requirements [Abstract]
Schedule of Capital Requirements	The following table summarizes the minimum regulatory capital as established by the HKSFC that the Company were required to maintain as of September 30, 2024 and March 31, 2024 and the actual amounts of capital that were maintained.
Capital requirements as of September 30, 2024	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000
Solomon JFZ (Asia) Holdings Limited	383	3,617

Capital requirements as of March 31, 2024	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000
Solomon JFZ (Asia) Holdings Limited	383	3,573